Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Total Assets Line Items
Assets	€ 698,690,000,000	€ 676,689,000,000		€ 690,059,000,000
Spain [Member]
Total Assets Line Items
Assets	365,374,000,000	354,901,000,000	[1]	350,520,000,000	[1]
United States [Member]
Total Assets Line Items
Assets	88,529,000,000	82,057,000,000	[1]	75,775,000,000	[1]
Mexico [Member]
Total Assets Line Items
Assets	109,079,000,000	97,432,000,000	[1]	90,214,000,000	[1]
Turkey [Member]
Total Assets Line Items
Assets	64,416,000,000	66,250,000,000	[1]	78,789,000,000	[1]
South America [Member]
Total Assets Line Items
Assets	54,996,000,000	54,373,000,000	[1]	75,320,000,000	[1]
Rest Of Eurasia [Member]
Total Assets Line Items
Assets	23,248,000,000	18,834,000,000	[1]	17,265,000,000	[1]
Subtotal [Member]
Total Assets Line Items
Assets	705,641,000,000	673,848,000,000	[1]	687,884,000,000	[1]
Corporate Center and other adjustments [Member]
Total Assets Line Items
Assets	(6,951)	2,841	[1]	2,175	[1]
Total Member
Total Assets Line Items
Assets	€ 698,690	€ 676,689	[1]	€ 690,059	[1]

[1]	(1) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3).